Concentration of Credit Risk (Details) (USD $)	12 Months Ended
Dec. 31, 2012 Bank
Concentration of Credit Risk (Textual) [Abstract]
Company's cash and due from banks and federal funds sold total	$ 24,592,000
FDIC limit of per depositor	$ 250,000
Federal funds sold deposited in banks number	3